SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Notes)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION	Summary of Significant Accounting Policies

Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp., a financial holding company principally serving Ohio, Indiana, Kentucky and Illinois, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank. All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.
Use of estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

Cash and due from banks. Cash and due from banks consist of currency, coin and cash items due from banks. Cash items due from banks include noninterest-bearing balances that are on deposit at other depository institutions.

Investment securities. First Financial classifies debt securities into three categories: HTM, trading and AFS. Management classifies investment securities into the appropriate category at the time of purchase and re-evaluates that classification as deemed appropriate.

Investment securities are classified as HTM when First Financial has the positive intent and ability to hold the securities to maturity. HTM securities are recorded at amortized cost.

Investment securities classified as trading are held principally for resale in the near-term and are recorded at fair value. Fair value is determined using quoted market prices. Gains or losses on trading securities, both realized and unrealized, are reported in noninterest income.

Investment securities not classified as either HTM or trading are classified as AFS. AFS securities are recorded at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either HTM or AFS on purchased callable debt securities is adjusted for amortization of premiums to the earliest call date if the call feature meets certain criteria. Otherwise, premiums are amortized to maturity similar to discounts on callable debt securities, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization and accretion are considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are also included in interest income from investment securities in the Consolidated Statements of Income. Realized gains and losses are based on the amortized cost of the security sold using the specific identification method.

Other investments. Other investments primarily include holdings in FRB and FHLB stock, which are both carried at cost. Additionally, other investments include certain equity securities, which are recorded at cost. These equity securities do not have a readily determinable fair value and are therefore monitored for impairment.

Loans held for sale. Loans held for sale consist of residential real estate loans newly originated for the purpose of sale to third parties, and in certain circumstances, loans previously originated that have been specifically identified by management for sale based on predetermined criteria. Loans held for sale are carried at fair value. Any subsequent change in the carrying value of transferred loans, not to exceed original cost, is recorded in the Consolidated Statements of Income. First Financial sells loans with servicing retained or released depending on pricing and market conditions.

Loans and leases. Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs, and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield.
Interest income on loans and leases is recorded on an accrual basis. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed. Any payments received while a loan is classified as nonaccrual are applied as a reduction to the carrying value of the loan. A loan may return to accrual status if collection of future principal and interest payments is no longer doubtful.

PCD Loans. The Company has purchased loans, some of which experienced more than insignificant credit deterioration since origination. Acquired loans rated special mention or worse are designated by First Financial as PCD loans. PCD loans are recorded at the amount paid and an ACL is determined using the same methodology as other loans held for investment. The initial ACL determined on a collective basis is allocated to individual loans. The sum of the loan's purchase price and ACL becomes its initial amortized cost basis. The difference between the initial amortized cost basis and the par value of the loan is a noncredit discount or premium, which is amortized into interest income over the life of the loan. Subsequent changes to ACL are recorded through provision expense.

Allowance for credit losses - held-to-maturity securities. Management measures expected credit losses on HTM debt securities on a collective basis by security type. The estimate of expected credit losses considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts. Management classifies the HTM portfolio into the following major security types: Mortgage-backed, CMO, Obligations of state and other political subdivisions and Other.

Nearly all of the HTM securities held by the Company are issued by U.S. government-sponsored enterprises. These securities carry either the explicit or implicit guarantee of the U.S. government, are widely recognized as "risk free" and have a long history of no credit losses. The remainder of the Company's HTM securities are non-agency collateralized mortgage obligations and obligations of state and other political subdivisions which currently carry ratings no lower than A+.

Accrued interest receivable on HTM debt securities, which totaled $0.2 million at both December 31, 2025 and December 31, 2024, is excluded by policy election from the estimate of credit losses.

Allowance for credit losses - available-for-sale securities. All AFS securities with unrealized losses are reviewed quarterly to determine if any impairment exists, requiring a write-down to fair value. For AFS debt securities in an unrealized loss position, the Company first assesses whether it intends to sell, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income.

For AFS debt securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit loss is recognized in other comprehensive income (loss). Changes in the allowance for credit losses are recorded as provision for credit loss expense.

Losses are charged against the allowance when management believes the uncollectibility of an AFS security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on AFS debt securities, which totaled $17.4 million and $14.1 million as of December 31, 2025 and 2024, respectively, is excluded from the estimate of credit losses.

Allowance for credit losses - loans and leases. The ACL is a valuation account that is deducted from the loans to present the net amount expected to be collected. Management's determination of the adequacy of the ACL is based on an assessment of the expected credit losses on loan and leases over their expected life. The ACL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when, in management's opinion, it is unlikely to collect the principal amount owed in full, either through payments from the borrower or a guarantor or from the liquidation of collateral. Cumulative recovery payments credited for any loan do not exceed the aggregate of amounts previously charged-off. Any interest that is accrued but not collected is reversed against interest income when a loan is placed on nonaccrual status, which typically occurs prior to charging off all, or a portion, of a loan. The Company made the policy election to exclude accrued interest receivable on loans and leases from the estimate of credit losses.
Management estimates the allowance using relevant available information from both internal and external sources, relating to past events, current conditions and reasonable and supportable forecasts. Historical credit loss experience paired with economic forecasts provide the basis for the quantitatively modeled estimation of expected credit losses. First Financial adjusts its quantitative model, as necessary, to reflect conditions not already considered therein. These adjustments are commonly known as the Qualitative Framework.

First Financial quantitatively models expected credit loss using PD, LGD and EAD over the R&S forecast period, reversion and post-reversion periods.

Utilizing third-party software, First Financial forecasts PD by using a parameterized transition matrix approach. Average transition matrices are calculated over the TTC period, which was defined as the period from December 2007 to December 2022. TTC transition matrices are adjusted under forward-looking macroeconomic expectations to obtain R&S forecasts.

First Financial is not required to develop forecasts over the full contractual term of the financial asset or group of financial assets. Rather, for periods beyond which the entity is able to make or obtain R&S forecasts of expected credit losses, the Company reverts in a straight line manner over a one year period to an average TTC loss level that is reflective of the prepayment adjusted contractual term of the financial asset or group of financial assets. First Financial elected a two year R&S period which is forecasted using econometric data sourced from Moody's, an industry-leading independent third party.

FFB utilizes a non-parametric loss curve approach embedded within a third-party software for estimating LGD. The PD multiplied by LGD produces an expected loss rate that, when calculating the ACL, is applied to contractual loan cash flows, adjusted for expected future rates of principal prepayments.

The Company adjusts its quantitative model for certain qualitative factors to reflect the extent to which management expects current conditions and R&S forecasts to differ from the conditions that existed for the period over which historical information was evaluated. The Qualitative Framework reflects changes related to relevant data, such as changes in asset quality trends, portfolio growth and composition, national and local economic factors, credit policy and administration and other factors not considered in the base quantitative model.

Loans that do not share risk characteristics are evaluated on an individual basis. First Financial will typically evaluate on an individual basis any nonaccrual loans greater than $250,000. When management determines that foreclosure is probable or when repayment is expected to be provided substantially through the operation or sale of underlying collateral, expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs, as applicable. For loans evaluated on an individual basis that are not determined to be collateral dependent, a discounted cash flow analysis is performed to determine expected credit losses.

Expected credit losses are estimated over the contractual term of the loans, adjusted for expected prepayments when appropriate. The contractual term excludes expected extensions, renewals and modifications unless either of the following applies: management has a reasonable expectation at the reporting date that a restructuring will be executed with an individual borrower or the extension or renewal options are included in the original or modified contract at the reporting date and are not unconditionally cancellable by the Company.

Credit card receivables do not have stated maturities. In determining the estimated life of a credit card receivable, management first estimates the future cash flows expected to be received and then applies those expected future cash flows to the credit card balance.

Significant downturns in circumstances relating to loan quality and economic conditions could result in a requirement for additional allowance. Likewise, an upturn in loan quality and improved economic conditions may allow a reduction in the required allowance. In either instance, unanticipated changes could have a significant impact on results of operations.

Allowance for credit losses - acquired loans. Under ASU 2025-08, all acquired loans (including those that would have previously been considered PCD or purchased performing) are accounted for as purchased financial assets. At acquisition, an ACL is established for each acquired loan, reflecting management’s estimate of expected credit losses over the asset’s remaining life, consistent with the methodology applied to originated loans under CECL. The initial amortized cost basis of the acquired loans is recorded at the purchase price plus any ACL recognized at acquisition. See Note 2 - Recently adopted Accounting Standards for additional information on the Company's early adoption of ASU 2025-08 as well as its impact on the Consolidated Financial Statements.
Allowance for credit losses - unfunded commitments. First Financial estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life consistent with the Company's ACL methodology for loans and leases. Adjustments to the reserve for unfunded commitments are recorded in Provision for credit losses - unfunded commitments in the Consolidated Statements of Income. The reserve for unfunded commitments is included in Accrued interest and other liabilities on the Consolidated Balance Sheets.

Legal Contingencies. First Financial and its subsidiaries may be parties to numerous claims and lawsuits as well as threatened or potential actions or claims concerning matters arising from the conduct of its business activities. The outcome of claims or litigation, and the timing of ultimate resolution are inherently difficult to predict and significant judgment may be required in the determination of both the probability of loss and whether the amount of the loss is reasonably estimable. First Financial's estimates are subjective and are based on the status of legal and regulatory proceedings, the merit of the Company’s defenses and consultation with internal and external legal counsel. An accrual for a potential litigation loss is established when information related to the loss contingency indicates both that a loss is probable and that the amount of loss can be reasonably estimated. This accrual, when required, is included in other liabilities in the Consolidated Balance Sheets and is adjusted from time to time as appropriate to reflect changes in circumstances. Legal expenses are recorded in Professional services expense in the Consolidated Statements of Income.

Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are principally computed on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from 10 to 40 years for building and building improvements; 3 to 10 years for furniture, fixtures and equipment; and 3 to 5 years for software, hardware and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the term of the respective lease or the useful life of the asset. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are expensed as incurred.

Leases - Lessee. Leases where First Financial is considered the lessee are classified as operating or finance leases at the lease commencement date. Substantially all of the contracts where First Financial is a lessee are for real estate property for branches, ATM locations and office space.

Substantially all of the Company's leases are classified as operating leases. Under Topic 842, operating lease agreements are required to be recognized on the Consolidated Balance Sheets as an ROU asset and a corresponding lease liability. First Financial's operating leases are generally for periods of 5 to 30 years with various renewal options.

The calculated amount of the ROU assets and lease liabilities are impacted by the length of the lease term and the discount rate used to calculate the present value of minimum lease payments. At lease inception, the Company determines the lease term by considering the noncancelable lease term and all optional renewal periods that the Company is reasonably certain to renew. Regarding the discount rate, Topic 842 requires the use of the rate implicit in the lease whenever this rate is readily determinable. As this rate is rarely determinable, First Financial utilizes its incremental borrowing rate at lease inception, on a collateralized basis, over a similar term.

Variable lease payments are defined as payments made for the right to use an asset that vary because of changes in facts or circumstances occurring after the commencement date, other than the passage of time. Variable lease payments that are dependent on an index or a rate are initially measured using the index or rate at the commencement date and are included in the measurement of the lease liability. Variable lease payments, such as common area maintenance charges, real estate taxes and insurance, are not included in the measurement of the lease liability since they are generally able to be segregated and are not dependent on an index or a rate. These payments are recognized in the Consolidated Income Statements when incurred.

First Financial does not have any material sub-lease agreements.

Lease expense for operating leases where First Financial is the lessee is included in Occupancy expense on the Company’s Consolidated Statements of Income.

First Financial has elected not to recognize short-term leases (terms of one year or less) as lease liabilities and ROU assets; related expenses are recognized on a straight-line basis over the lease term.
Operating Leases. First Financial provides financing for various types of equipment through a variety of leasing arrangements. Operating leases are carried at cost less accumulated depreciation in the Consolidated Balance Sheets. Operating lease equipment is depreciated to its estimated residual value using the straight-line method over the lease term or estimated useful life of the asset. The Company recognizes income over the term of the lease using the constant effective yield method. Lease residuals are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Depreciation expense related to operating lease equipment is recorded in Leasing business expense on the Consolidated Statements of Income.

Bank-owned life insurance. First Financial purchases and is the owner and beneficiary of life insurance policies on the lives of certain employees. The Bank invests in these policies to provide an efficient form of funding for long-term retirement and other employee benefits costs. The policies are included within Accrued interest and other assets in the Consolidated Balance Sheets at each policy’s respective cash surrender value. Changes in the cash surrender value of these policies are recorded in Other noninterest income in the Consolidated Statements of Income.

Goodwill. When accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and other intangible assets deemed to have indefinite lives are not amortized, but are subject to annual impairment tests. The Company is required to evaluate goodwill for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. First Financial performs its annual impairment test effective October 1, absent events or changes in circumstances that indicate the carrying value of goodwill may not be recoverable.

The Company’s goodwill is accounted for in a single reporting unit representing the consolidated entity. In testing goodwill for impairment, GAAP permits First Financial to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In this qualitative assessment, First Financial evaluates events and circumstances which may include, but are not limited to, the general economic environment, banking industry and market conditions, the Company's overall financial performance, the performance of the Company's common stock, the key financial performance metrics of the Bancorp’s reporting unit and events affecting the reporting unit to determine if it is not more likely than not that the fair value of a reporting unit is less than its carrying amount.

If a quantitative impairment test is required or the decision to bypass the qualitative assessment is elected, the Bancorp performs the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount, including goodwill. When required, management's quantitative impairment analysis includes both an income and a market approach. The income approach utilizes a discounted cash flow model and the market approach utilizes a market multiple methodology as well as a comparable transaction methodology. These valuation methodologies utilize key assumptions that include forecasts of revenues and expenses derived from internal management projections, changes in working capital estimates, a company specific discount rate derived from a rate build up approach, externally sourced bank peer group market multiples and an externally sourced bank peer group change in control premium, all of which are highly subjective and require significant judgment.

Changes in these key assumptions, as well as downturns in economic or business conditions, could materially affect our estimate of the reporting unit fair value and could affect our conclusion regarding the existence of potential impairment. In both 2025 and 2024, management evaluated goodwill for impairment using a qualitative analysis.

Other intangible assets. Other intangible assets consist primarily of core deposit intangibles, customer lists, MSR and other miscellaneous intangibles.

CDI represent the estimated value of acquired customer deposit relationships. CDI are recorded at fair value at the date of acquisition and are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are amortized on an accelerated basis over their estimated useful lives.

First Financial recorded a customer list intangible asset in conjunction with the Agile, Bannockburn, and Summit mergers to account for the obligation or advantage on the part of either the Company or the customer to continue pre-existing relationships subsequent to the mergers. Customer list intangible assets are amortized on a straight-line basis over their estimated useful lives.

MSR are created when First Financial retains servicing responsibilities on fixed and adjustable-rate residential mortgage loans sold into the secondary market. MSR represent the value of servicing fees expected to be received over the term of the loans.
First Financial receives servicing fees based on a percentage of the outstanding balance. When the loans were sold, First Financial provided certain standard representations and warranties; however, the investors have no recourse to the Company’s other assets for failure of debtors to pay when due.

The fair value of MSR is estimated by calculating the present value of estimated future net servicing cash flows, taking into consideration actual and expected mortgage loan prepayment rates, discount rates, servicing costs, and other economic factors, which are determined based on current market conditions. The expected and actual rates of mortgage loan prepayments are the most significant factors driving the value of mortgage servicing rights. Increases in mortgage loan prepayments reduce estimated future net servicing cash flows because the life of the underlying loan is reduced. In determining the fair value of the mortgage servicing rights, mortgage interest rates, which are used to determine prepayment rates and discount rates, are held constant over the estimated life of the portfolio. Mortgage servicing rights are reported in other assets and are amortized against noninterest income offsetting the actual servicing income of the underlying mortgage loans.

MSR are regularly evaluated for impairment based on the estimated fair value of those rights. The MSR are stratified by certain risk characteristics, primarily loan term and note rate. If impairment exists, a valuation allowance is established through a charge to income equal to the amount by which the carrying value exceeds the fair value.

Other miscellaneous intangible assets also include purchase commissions, non-compete agreements and trade name intangibles.
Other real estate owned. OREO consists of properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activity that results in partial or total satisfaction of problem loans. OREO properties are recorded at fair value, less estimated disposal costs (net realizable value) establishing a new cost basis. Physical possession of residential real estate property collateralizing a consumer mortgage loan occurs when legal title is obtained upon completion of foreclosure or when the borrower conveys all interest in the property to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Losses arising at the time of acquisition of such properties are charged against the ACL. Management performs periodic valuations to assess the adequacy of recorded OREO balances and subsequent changes in the carrying value of OREO properties are recorded in the Consolidated Statements of Income. Improvements to OREO properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Affordable housing projects. First Financial has investments in certain qualified affordable housing projects. These projects are indirect federal subsidies that provide tax incentives to encourage investment in the development, acquisition and rehabilitation of affordable rental housing, and allow investors to claim tax credits and other tax benefits (such as deductions from taxable income for operating losses) on their federal income tax returns. The principal risk associated with qualified affordable housing investments is the potential for noncompliance with the tax code requirements, such as failure to rent properties to qualified tenants, resulting in unavailability or recapture of the tax credits and other tax benefits. Investments in affordable housing projects are included in Accrued interest and other assets in the Consolidated Balance Sheets while any unfunded commitment is recorded with Accrued interest and other liabilities. These investments are accounted for under the proportional amortization method. Under the proportional amortization method, the initial cost of the investment is amortized in proportion to the tax credits and other benefits received and recognized as a component of Income tax expense in the Consolidated Statements of Income.

Investments in historic tax credits. First Financial has noncontrolling financial investments in private investment funds and partnerships that finance the rehabilitation and re-use of historic buildings. These unconsolidated investments may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Effective January 1, 2024, First Financial adopted ASU 2023-02 using the modified retrospective basis which expanded the scope of the proportional amortization method to equity investments beyond LIHTC. First Financial has made an accounting policy election to apply PAM to the HTC tax credit programs. First Financial analyzed each investment individually under the scope criteria to determine if PAM applies. First Financial determined that it was eligible to apply PAM to certain HTC investments, however not every HTC investment qualified under the existing guidance. Therefore, investments in historic tax credits were accounted for under both the PAM and equity method of accounting in both 2025 and 2024. The Company’s recorded investment in these entities is carried in Accrued interest and other assets on the Consolidated Balance Sheets with any unfunded commitment recorded in Accrued interest and other liabilities. Impairment of these investments is recorded in Other noninterest expense, while the tax credits and other net tax benefits received are recognized as a component of income tax expense in the Consolidated Statements of Income.

Investments in renewable energy credits. First Financial has investments in renewable energy projects where it has noncontrolling interest which is not consolidated. This investment may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. As with HTC investments, ASU 2023-02 was adopted effective January 1, 2024. Each investment in renewable energy tax credits was evaluated individually under the scope criteria to determine if PAM applied. At the time of adoption, First Financial's renewable energy tax credits were not eligible for PAM. Therefore, they are accounted for under the equity method of accounting and are included in Accrued interest and other assets on the Consolidated Balance Sheets with any unfunded commitment recorded in Accrued interest and other liabilities. Impairment of these investments is recorded in Other noninterest expense, while the tax credits and other net tax benefits received are recognized as a component of income tax expense in the Consolidated Statements of Income.

Deposits. Deposits generally include the unpaid balance of cash or its equivalent received or held by the Bank for its commercial and consumer customers. Deposits include both interest-bearing and noninterest-bearing balances. Interest expense incurred on interest-bearing deposits is recognized in accordance with applicable GAAP for these liabilities and is included in Interest expense in the Consolidated Statements of Income.

Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable.

First Financial evaluates and assesses the relative risks and appropriate tax treatment of transactions after considering statutes, regulations, judicial precedent and other information, and maintains tax accruals consistent with its evaluation of these relative risks. Changes to the estimate of accrued taxes occur periodically due to changes in tax rates, interpretations of tax laws, the status of examinations being conducted by taxing authorities and changes to statutory, judicial and regulatory guidance that impact the relative risks of tax positions. These changes, when they occur, can affect deferred taxes and accrued taxes as well as the current period’s income tax expense and can be material to the Company's operating results.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Interest and penalties on income tax assessments or income tax refunds are recorded in Other noninterest expense in the Consolidated Statements of Income.

In establishing a provision for income tax expense, we must make judgments and interpretations about the application of complex tax laws as well as make estimates about when in the future certain items will affect taxable income. First Financial regularly reviews its tax positions and establishes reserves for income tax-related uncertainties based on estimates of whether it is more likely than not that the tax uncertainty would be sustained upon challenge by the appropriate tax authorities which would then result in additional taxes, penalties and interest due.  Reserves for uncertain tax positions, if any, are included in income tax expense in the Consolidated Financial Statements.

Pension. First Financial sponsors a non-contributory defined-benefit pension plan covering substantially all employees. Accounting for the pension plan involves estimates regarding future plan obligations and investment returns on plan assets. Significant assumptions used in the pension plan include the discount rate, expected return on plan assets and the rate of compensation increase. First Financial determines the discount rate assumption using published corporate bond indices and the projected cash flows of the pension plan. First Financial also utilizes external surveys for industry comparisons to assess the discount rate for reasonableness. The expected long-term return on plan assets is determined based on the composition of plan assets, actual returns and economic forecasts, while the rate of compensation increase is compared to historical increases for plan participants. Changes in these assumptions can have a material impact on the amount of First Financial’s future pension obligations, the funded status of the plan and the Company's operating results.

Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet.

The accounting for changes in the fair value of derivatives is based on the intended use of the derivative and the resulting designation.  Derivatives used to hedge the exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.
Interest rate client derivatives - First Financial utilizes matched interest rate swaps as a means to offer commercial borrowers fixed rate funding while providing the Company with floating rate assets. Upon entering into an interest rate swap with a borrower, the Bank simultaneously enters into an offsetting swap agreement with an institutional counterparty, with substantially matching terms. These matched interest rate swap agreements generally involve the receipt by First Financial of floating rate amounts from the counterparties in exchange for payments to these counterparties by First Financial of fixed rate amounts received from commercial borrowers over the life of the agreements.

First Financial's matched interest rate swaps qualify as derivatives, but are not designated as hedging instruments. The net interest receivable or payable on matched interest rate swaps is accrued and recognized as an adjustment to interest income.  The fair values of client derivatives are included within Accrued interest and other assets and Accrued interest and other liabilities in the Consolidated Balance Sheets.

First Financial monitors its derivative credit exposure to borrowers by monitoring the creditworthiness of the related loan customers through the Company's normal credit review processes. Additionally, the Company monitors derivative credit risk exposure related to problem loans through the its ACL committee. First Financial considers the fair value of a derivative instrument to be part of the carrying value of the related loan for these purposes as the borrower is contractually obligated to pay First Financial this amount in the event the derivative contract is terminated.

Foreign exchange contracts - First Financial enters into foreign exchange derivative contracts for the benefit of commercial customers to hedge their exposure to foreign currency fluctuations. Similar to the hedging of interest rate risk from interest rate derivative contracts, First Financial also enters into foreign exchange contracts with major financial institutions to economically hedge a substantial portion of the exposure from client driven foreign exchange activity. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Foreign exchange income in the Consolidated Statements of Income. The Company has risk limits and internal controls in place to help ensure excessive risk is not being taken when providing this service to customers. These controls include a determination of currency volatility and credit equivalent exposure on these contracts.

Commodity contracts - First Financial enters into financially settled commodity derivative contracts for the benefit of commercial customers to hedge their exposure to various commodity price fluctuations. Similar to the hedging of interest rate risk from interest rate client derivative and foreign exchange contracts, First Financial also enters into commodity contracts with major financial institutions to economically hedge a substantial portion of the exposure from client driven commodity derivative activity. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Derivative income in the Consolidated Statements of Income. The Company has risk limits and internal controls in place to help ensure excessive risk is not being taken when providing this service to customers. These controls include monitoring of commodity volatility and credit exposure on these contracts. While these derivatives represent economic hedges, they do not qualify as hedges for accounting purposes.

Cash flow hedges - First Financial enters into interest rate collars and floors, which are designated as cash flow hedges. These cash flow hedges are utilized to mitigate interest rate risk on variable-rate commercial loan pools. Changes in the fair value of cash flow hedges included in the assessment of hedge effectiveness are recorded in AOCI and reclassified from AOCI to current period earnings when the hedged item affects earnings. Reclassified gains and losses on interest rate contracts related to commercial and industrial loans are recorded within interest income in the Consolidated Statements of Income.

The structure of the interest rate collars is such that First Financial pays the counterparty an incremental amount if the collar index exceeds the cap rate. Conversely, First Financial receives an incremental amount if the index falls below the floor rate. No payments are required if the collar index is between the cap and floor rates.

Credit derivatives - In conjunction with participating interests in commercial loans, First Financial periodically enters into risk participation agreements with counterparties whereby First Financial either assumes or sells a portion of the credit exposure associated with an interest rate swap on the participated loan in exchange for a fee. Under these agreements, First Financial will either make a payment to or receive a payment from the counterparty if the loan customer defaults on its obligation to perform under the interest rate swap contract with the counterparty. The fair value of these agreements is recorded in the Consolidated Balance Sheets in Accrued interest and other liabilities.

Mortgage derivatives - First Financial enters into IRLCs and forward commitments for the future delivery of mortgage loans to third party investors, which are considered derivatives. When borrowers secure an IRLC with First Financial and the loan is intended to be sold, First Financial will enter into forward commitments for the future delivery of the loans to third party investors in order to hedge against the effect of changes in interest rates impacting IRLCs and Loans held for sale. The fair value of these agreements is recorded in the Consolidated Balance Sheets in Accrued interest and other assets.

Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards and options to purchase the Company’s common stock. Restricted stock award grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, canceled or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings per share. Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding, unvested shares and dilutive common stock equivalents outstanding during the period. Common stock equivalents, which consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock-based compensation plans and the assumed conversion of common stock warrants, are calculated using the treasury stock method.

Segments and related information. While the Company monitors the operating results of its six lines of business, operations are managed and financial performance is evaluated on a consolidated basis. Accordingly, and consistent with prior years, all of the Company's operations are considered by management to be aggregated in one reportable operating segment.